Document and Entity Information	May 12, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	May 12, 2025
Document Period End Date	May 12, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Apr. 28, 2025
Prospectus Date	May 12, 2025
Amendment Flag	false
Innovator Equity Managed 100 Buffer ETF | Innovator Equity Managed 100 Buffer ETF
Prospectus:
Trading Symbol	BFRZ